AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 26, 2015

  FILE NO.  333-160918

  FILE NO.  811-22321

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933  [X]

Post-Effective Amendment No.  81   [X]

AND

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]

Amendment No.  83

MAINSTAY FUNDS TRUST

(exact name of registrant as specified in charter)

51 MADISON AVENUE, NEW YORK, NEW YORK 10010

(address of principal executive office)

REGISTRANT'S TELEPHONE NUMBER: (212) 576-7000

J. Kevin Gao, Esq. MainStay Funds Trust 169 Lackawanna Avenue Parsippany, NJ 07054	Copy to:	Sander M. Bieber, Esq. Dechert LLP 1900 K Street, NW Washington, DC 20006

(NAME AND ADDRESS OF AGENT FOR SERVICE)

Rider 1

It is proposed that this filing will become effective

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on June 18, 2015 pursuant to paragraph (b)(1) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on ________, pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on ________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment No. 81 to the Registration Statement of MainStay Funds Trust (“Registrant”) on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933 (“1933 Act”), solely for the purpose of delaying until June 18, 2015, the effectiveness of the registration statement for the MainStay Absolute Return Multi-Strategy Fund, filed in Post-Effective Amendment No. 74 on March 12, 2015, pursuant to paragraph (a)(1) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 81 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 74. This Post-Effective Amendment No. 81 does not affect the currently effective Prospectuses and Statement of Additional Information for the other series and classes of the Registrant’s shares.

PART C. OTHER INFORMATION

ITEM 28. EXHIBITS

a.	Declaration of Trust
1.	Certificate of Trust as filed with the State of Delaware on April 28, 2009 – Previously filed as Exhibit (a)(1) to Registrant’s Initial Registration Statement on Form N-1A.*
2.	Declaration of Trust dated April 8, 2009 – Previously filed as Exhibit (a)(2) to Registrant’s Initial Registration Statement on Form N-1A.*
a.	September 25, 2012 Amendment to the Declaration of Trust – Previously filed as Exhibit (a)(2)(a) to Post-Effective Amendment No. 51 to the Trust’s Registration Statement on June 17, 2013.*
b.	December 12, 2012 Amendment to the Declaration of Trust – Previously filed as Exhibit (a)(2)(b) to Post-Effective Amendment No. 51 to the Trust’s Registration Statement on June 17, 2013.*
c.	Revised Schedule A to the Declaration of Trust dated March 21, 2013 – Previously filed as Exhibit (a)(2)(c) to Post-Effective Amendment No. 73 to the Trust’s Registration Statement on February 27, 2015.*
d.	Revised Schedule A to the Declaration of Trust dated April 3, 2014 – Previously filed as Exhibit (a)(2)(d) to Post-Effective Amendment No. 73 to the Trust’s Registration Statement on February 27, 2015.*
e.	Revised Schedule A to the Declaration of Trust dated March 26, 2015 – Previously filed as Exhibit (a)(2)(e) to Post-Effective Amendment No. 78 to the Trust’s Registration Statement on April 29, 2015*

b.	By-Laws of the Registrant dated April 8, 2009 – Previously filed as Exhibit (b) to Registrant’s Initial Registration Statement on Form N-1A.*

c.	Instruments Defining Rights of Security Holders
1.	The Registrant does not issue Certificates. See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings” of Declaration of Trust of the Registrant. See Above. See Article III, “Meetings of Shareholders,” and Article VIII, “Inspection of Records and Reports” of Registrant’s Bylaws. See Above.*

d.	Investment Advisory Contracts
1.	Amended and Restated Management Agreement dated February 27, 2015 – Previously filed as Exhibit (d)(1) to Post-Effective Amendment No. 73 to the Trust’s Registration Statement on February 27, 2015.*

2.	Subadvisory Agreement between New York Life Investment Management LLC and Epoch Investment Partners, Inc. dated March 27, 2013 – Previously filed as Exhibit (d)(2) to Post-Effective Amendment No. 51 to the Trust’s Registration Statement on June 17, 2013.*
3.	Subadvisory Agreement between New York Life Investment Management LLC and MacKay Shields LLC dated February 26, 2010 – Previously filed as Exhibit (d)(3) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
a.	Amendment dated March 30, 2010 – Previously filed as Exhibit (d)(3)(a) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
b.	Amendment dated February 28, 2012 – Previously filed as Exhibit (d)(3)(b) to Post-Effective Amendment No. 40 to the Trust’s Registration Statement on February 28, 2013.*

c.	Amendment dated May 14, 2012 – Previously filed as Exhibit (d)(3)(c) to Post-Effective Amendment No. 40 to the Trust’s Registration Statement on February 28, 2013.*
d.	Amendment dated December 17, 2012 – Previously filed as Exhibit (d)(3)(d) to Post-Effective Amendment No. 40 to the Trust’s Registration Statement on February 28, 2013.*
e.	Amendment dated May 24, 2013 – Previously filed as Exhibit (d)(3)(e) to Post-Effective Amendment No. 58 to the Trust’s Registration Statement on October 24, 2013.*
f.	Amendment dated February 28, 2014 – Previously filed as Exhibit (d)(6)(a) to Post-Effective Amendment No. 79 to the Trust’s Registration Statement on May 8, 2015.*
g.	Amendment dated February 27, 2015 – Previously filed as Exhibit (d)(3)(9) to Post-Effective Amendment No. 79 to the Trust’s Registration Statement on May 8, 2015.*
4.	Subadvisory Agreement between New York Life Investment Management LLC and Madison Square Investors LLC dated February 26, 2010 – Previously filed as Exhibit (d)(4) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
a.	Amendment dated February 28, 2013 – Previously filed as Exhibit (d)(4)(a) to Post-Effective Amendment No. 57 to the Trust’s Registration Statement on October 18, 2013.*
b.	Amendment dated October 21, 2013 – Previously filed as Exhibit (d)(4)(b) to Post-Effective Amendment No. 57 to the Trust’s Registration Statement on October 18, 2013.*
5.	Subadvisory Agreement between New York Life Investment Management LLC and Institutional Capital LLC dated February 26, 2010 – Previously filed as Exhibit (d)(5) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
a.	Amendment dated August 1, 2010 – Previously filed as Exhibit (d)(5)(a) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
b.	Amendment dated February 28, 2014 – Previously filed as Exhibit d(5)(b) to Post-Effective Amendment No. 64 to the Trust’s Registration Statement on April 7, 2014.*
6.	Subadvisory Agreement between New York Life Investment Management LLC and Marketfield Asset Management LLC dated October 5, 2012 – Previously filed as Exhibit (d)(6) to Post-Effective Amendment No. 51 to the Trust’s Registration Statement on June 17, 2013.*
a.	Amendment dated February 28, 2014 – Previously filed as Exhibit (d)(3)(f) to Post-Effective Amendment No. 79 to the Trust’s Registration Statement on May 8, 2015.*
7.	Subadvisory Agreement between New York Life Investment Management LLC and Cornerstone Capital Management LLC dated January 11, 2013 – Previously filed as Exhibit (d)(8) to Post-Effective Amendment No. 51 to the Trust’s Registration Statement on June 17, 2013.*
8.	Subadvisory Agreement between New York Life Investment LLC and NYL Investors LLC dated May 1, 2014 – Previously filed as Exhibit (d)(8) to Post-Effective Amendment No. 68 to the Trust’s Registration Statement on July 11, 2014.*
9.	Subadvisory Agreement between New York Life Investment LLC and Cushing Asset Management LLC dated July 11, 2014 – Previously filed as Exhibit (d)(9) to Post-Effective Amendment No. 68 to the Trust’s Registration Statement on July 11, 2014.*

e.	Underwriting Contracts
1.	Amended and Restated Distribution Agreement dated August 1, 2014 between the Registrant and NYLIFE Distributors LLC – Previously filed as Exhibit (e)(1) to Post-Effective Amendment No. 73 to the Trust’s Registration Statement on February 27, 2015.*
2.	Form of Soliciting Dealer Agreement – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*

f.	Bonus or Profit Sharing Contracts – Inapplicable

g.	Custodian Agreements
1.	Amended and Restated Master Custodian Agreement with State Street Bank and Trust Company dated January 1, 2011 – Previously filed as Exhibit (g)(1) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
a.	Amendment dated October 21, 2013 – Previously filed as Exhibit (g)(1)(a) to Post-Effective Amendment No. to the Trust’s Registration Statement on February 27, 2015.*
2.	Amended and Restated Master Delegation Agreement with State Street Bank and Trust Company dated January 1, 2011 – Previously filed as Exhibit (g)(2) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
a.	Amendment dated October 21, 2013 – Previously filed as Exhibit (g)(2)(a) to Post-Effective Amendment No. to the Trust’s Registration Statement on February 27, 2015.*

3.	Form of Custody Agreement with U.S. Bank National Association dated June 16, 2014 – Previously filed as Exhibit (g)(3) to Post-Effective Amendment No. 76 to the Trust; Registration Statement on March 30, 2015*

a.	Form of Amendment dated July 16, 2014 – Previously filed as Exhibit (g)(3)(a) to Post-Effective Amendment No. 76 to the Trust’s Registration Statement on March 30, 2015*

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h.	Other Material Contracts
1.	Transfer Agency Agreements
a.	Amended and Restated Transfer Agency and Service Agreement with NYLIM Service Company LLC dated October 1, 2008 – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*
i.	Amendment dated November 12, 2009 – Previously filed as Exhibit (h)(1)(a)(i) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
ii.	Amendment dated November 24, 2009 – Previously filed as Exhibit (h)(1)(a)(ii) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
iii.	Amendment dated February 26, 2010 – Previously filed as Exhibit (h)(1)(a)(iii) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
iv.	Amendment dated March 30, 2010 – Previously filed as Exhibit (h)(1)(a)(iv) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
v.	Amendment dated January 1, 2011 – Previously filed as Exhibit (h)(1)(a)(v) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
vi.	Amendment dated January 1, 2012 – Previously filed as Exhibit (h)(1)(a)(v) to Post-Effective Amendment No. 40 to the Trust’s Registration Statement on February 28, 2013.*
vii.	Amendment dated January 1, 2013 – Previously filed as Exhibit (h)(1)(a)(vii) to Post-Effective Amendment No. 51 to the Trust’s Registration Statement on June 17, 2013.*
viii.	Amendment dated July 11, 2014 – Previously filed as Exhibit (h)(1)(a)(viii) to Post-Effective Amendment No. 73 to the Trust’s Registration Statement on February 27, 2015.*
b.	Sub-Transfer Agency and Service Agreement between NYLIM Service Company LLC and Boston Financial Data Services, Inc. dated October 1, 2005 – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*
2.	Sub-Accounting and Sub-Administration Agreements
a.	Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank & Trust Company dated June 30, 2005 – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*
i.	Extension Agreement (with regard to Master Fund Sub-Accounting and Sub-Administration Agreement) between New York Life Investment Management LLC and State Street Bank & Trust Company dated January 31, 2008 – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009.*
3.	Shareholder Service Plans
a.	Shareholder Service Plan for Class R1 shares – Previously filed as Exhibit (h)(3)(a) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
b.	Shareholder Service Plan for Class R2 shares – Previously filed as Exhibit (h)(3)(b) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
i.	Amendment to Shareholder Service Plan for Class R2 shares – Previously filed as Exhibit (h)(3)(b)(i) to Post-Effective Amendment No. 62 to the Trust’s Registration Statement on February 27, 2014.*
c.	Shareholder Service Plan for Class R3 shares – Previously filed as Exhibit (h)(3)(c) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
d.	Shareholder Service Plan for Sweep shares – Previously filed as Exhibit (h)(3)(d) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
4.	Indemnification Agreement – Previously filed as Exhibit (h)(4) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
5.	Expense Limitation Agreements and Fee Waivers
a.	Amended and Restated Expense Limitation Agreement dated February 27, 2015 – Previously filed as Exhibit (h)(5)(a) to Post-Effective Amendment No. 73 to the Trust’s Registration Statement on February 27, 2015.*
b.	Notice of Voluntary Expense Limitation Agreement dated February 28, 2014 – Previously filed as Exhibit h(5)(b) to Post-Effective Amendment No. 64 to the Trust’s Registration Statement on April 7, 2014.*
c.	Notice of Voluntary Fee Waiver dated February 28, 2014 – Previously filed as Exhibit h(5)(c) to Post-Effective Amendment No. 65 to the Trust’s Registration Statement on April 24, 2014.*
d.	Notice of Voluntary Fee Waiver dated February 27, 2015 – Previously filed as Exhibit (h)(5)(d) to Post-Effective Amendment No. 78 to the Trust’s Registration Statement on April 29, 2015*

i.	Opinion of Counsel – Previously filed

j.	Other Opinions

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1.	Consent of Independent Registered Public Accounting Firm – Previously filed

k.	Omitted Financial Statements – Inapplicable

l.	Initial Capital Agreements – Inapplicable

m.	Rule 12b-1 Plan
1.	Plan of Distribution Pursuant to Rule 12b-1 for Investor Class shares of Registrant – Previously filed as Exhibit (m)(1) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
2.	Plan of Distribution Pursuant to Rule 12b-1 for Class A shares of Registrant – Previously filed as Exhibit (m)(2) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
3.	Plan of Distribution Pursuant to Rule 12b-1 for Class B shares of Registrant – Previously filed as Exhibit (m)(3) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
4.	Plan of Distribution Pursuant to Rule 12b-1 for Class C shares of Registrant – Previously filed as Exhibit (m)(4) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
5.	Plan of Distribution Pursuant to Rule 12b-1 for Class R2 shares of Registrant – Previously filed as Exhibit (m)(5) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
6.	Plan of Distribution Pursuant to Rule 12b-1 for Class R3 shares of Registrant – Previously filed as Exhibit (m)(6) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
7.	Amendments dated February 28, 2013 to the Class A, Class C, and Investor Class 12b-1 Plans – Previously filed as Exhibit (m)(7) to Post-Effective Amendment No. 62 to the Trust’s Registration Statement on February 27, 2014.*
8.	Amendments dated October 21, 2013 to the Class A, Class C, and Investor Class 12b-1 Plans – Previously filed as Exhibit (m)(8) to Post-Effective Amendment No. 62 to the Trust’s Registration Statement on February 27, 2014.*
9.	Amendments dated July 11, 2014 to the Class A, Class C, and Investor Class 12b-1 Plans – Previously filed as Exhibit (m)(9) to Post-Effective Amendment No. 68 to the Trust’s Registration Statement on July 11, 2014.*
10.	Amendment dated February 27, 2015 to the Class B 12b-1 Plan – Previously filed as Exhibit (m)(10) to Post-Effective Amendment No. 73 to the Trust’s Registration Statement on February 27, 2015.*
11.	Amendment dated February 27, 2015 to the Class C 12b-1 Plan – Previously filed as Exhibit (m)(11) to Post-Effective Amendment No. 76 to the Trust’s Registration Statement on March 30, 2015.*

n.	Rule 18f-3 Plan
1.	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 dated March 21, 2013 – Previously filed as Exhibit (n)(1) to Post-Effective Amendment No. 62 to the Trust’s Registration Statement on February 27, 2014.*
a.	May 31, 2013 Schedule – Previously filed as Exhibit (n)(1)(a) to Post-Effective Amendment No. 62 to the Trust’s Registration Statement on February 27, 2014.*
b.	June 17, 2013 Schedule – Previously filed as Exhibit (n)(1)(b) to Post-Effective Amendment No. 62 to the Trust’s Registration Statement on February 27, 2014.*
c.	October 21, 2013 Schedule – Previously filed as Exhibit (n)(1)(c) to Post-Effective Amendment No. 62 to the Trust’s Registration Statement on February 27, 2014.*
d.	July 11, 2014 Schedule – Previously filed as Exhibit (n)(1)(d) to Post-Effective Amendment No. 68 to the Trust’s Registration Statement on July 11, 2014.*

o.	Reserved

p.	Codes of Ethics
1.	Code of Ethics of Registrant – Previously filed as Exhibit (p)(1) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*
2.	Code of Ethics of New York Life Investment Management Holdings LLC dated January 2014 – Previously filed as Exhibit (p)(2) to Post-Effective Amendment No. 65 to the Trust’s Registration Statement on April 24, 2014.*
3.	Code of Ethics of Epoch Investment Partners, Inc. dated October 2013– Previously filed as Exhibit (p)(3) to Post-Effective Amendment No. 65 to the Trust’s Registration Statement on April 24, 2014.*
4.	Code of Ethics of MacKay Shields LLC dated July 2014 – Previously filed as Exhibit (p)(4) to Post-Effective Amendment No. 73 to the Trust’s Registration Statement on February 27, 2015.*
5.	Code of Ethics of Institutional Capital LLC dated March 2014 – Previously filed as Exhibit (p)(5) to Post-Effective Amendment No. 65 to the Trust’s Registration Statement on April 24, 2014.*
6.	Code of Ethics of Marketfield Asset Management LLC dated January 2013 – Previously filed as Exhibit (p)(6) to Post-Effective Amendment No. 65 to the Trust’s Registration Statement on April 24, 2014.*
7.	Code of Ethics of Cornerstone Capital Management LLC – Previously filed as Exhibit (p)(7) to Post-Effective Amendment No. 40 to the Trust’s Registration Statement on February 28, 2013.*
8.	Code of Ethics of Cushing Asset Management LLC dated April 7, 2014 – Previously filed as Exhibit (p)(8) to Post-Effective Amendment No. 68 to the Trust’s Registration Statement on July 11, 2014.*

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Other Exhibits

1.	Powers of Attorney – Previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011.*

_______________

* Incorporated by reference.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

ITEM 30. INDEMNIFICATION

The MainStay Group of Funds, which includes MainStay Funds Trust, MainStay VP Funds Trust and The MainStay Funds, maintains a joint directors and officers/errors and omissions (“D&O/E&O”) liability insurance policy and joint independent directors liability (“IDL”) insurance policy.  The D&O/E&O liability insurance policy covers all of the directors and officers of the MainStay Group of Funds and the IDL insurance policy covers the independent directors only.  Subject to the terms, conditions and retentions of the policies, insured persons are covered for claims made against them while acting in their official capacities with the MainStay Group of Funds.

Article VII of MainStay Funds Trust’s (“Registrant’s”) Declaration of Trust states as follows:

Section 3. Indemnification.

(a) For purposes of this Section 3 and Section 5 of this Article VII and any related provisions of the By-Laws, “Agent” means any Person who is, was or becomes an employee or other agent of the Trust who is not a Covered Person; “Proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(b) Subject to the exceptions and limitations contained in this Section, as well as any procedural requirements set forth in the By-Laws:

(i) every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee or officer, and against amounts paid or incurred by him in the settlement thereof;

(ii) every Person who is, has been, or becomes an Agent of the Trust may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been an Agent, and against amounts paid or incurred by him in the settlement thereof;

(iii) every Person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any Proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having held such Other Position, and against amounts paid or incurred by him in the settlement thereof;

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(c) Without limitation of the foregoing and subject to the exceptions and limitations set forth in this Section, as well as any procedural requirements set forth in the By-Laws, the Trust shall indemnify each Covered Person who was or is a party or is threatened to be made a party to any Proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Covered Person, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act.

(d) No indemnification shall be provided hereunder to any Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (collectively, “Disabling Conduct”) or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

(e) With respect to any Proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the Proceeding was brought, no indemnification shall be provided to a Trustee, officer, Agent or other Person unless there has been a dismissal of the Proceeding by the court or other body before which it was brought for insufficiency of evidence of any Disabling Conduct with which such Trustee, officer, Agent or other Person has been charged or a determination that such Trustee, officer, Agent or other Person did not engage in Disabling Conduct:

(i)	by the court or other body before which the Proceeding was brought;

(ii)	by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the Proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(iii)	by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(f) The Trust’s financial obligations arising from the indemnification provided herein or in the By-Laws (i) may be insured by policies maintained by the Trust; (ii) shall be severable; (iii) shall not be exclusive of or affect any other rights to which any Person may now or hereafter be entitled; and (iv) shall continue as to a Person who has ceased to be subject to indemnification as provided in this Section as to acts or omissions that occurred while the Person was indemnified as provided herein and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, may be entitled, and other persons may be entitled by contract or otherwise under law.

(g) Expenses of a Person entitled to indemnification hereunder in connection with the defense of any Proceeding of the character described in paragraphs (a) and (b) above may be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either (i) such Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Person will be found entitled to indemnification under Section 3.

Section 5. Insurance.

The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Person entitled to indemnification from the Trust in connection with any proceeding in which he or she may become involved by virtue of his or her capacity or former capacity entitling him or her to indemnification hereunder.

In addition, each Trustee has entered into a written agreement with the Registrant pursuant to which the Registrant is contractually obligated to indemnify the Trustees to the fullest extent permitted by law and by the Declaration of Trust and

By-Laws of the Registrant.

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Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISOR

New York Life Investment Management LLC ("New York Life Investments”) acts as the investment adviser for each series of the following open-end registered management investment companies: MainStay Funds Trust, MainStay VP Funds Trust and The MainStay Funds.

The list of officers and directors of New York Life Investments, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by New York Life Investments (SEC File No: 801-57396).

CANDRIAM FRANCE S.A.S.
Candriam France S.A.S. ("Candriam France") acts as the subadvisor for certain series of the Registrant.

The list of officers and directors of Candriam France, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Cadriam France (SEC File No: 801-80509).

CORNERSTONE CAPITAL MANAGEMENT HOLDINGS LLC
Cornerstone Capital Management Holdings LLC ("Cornerstone Holdings") acts as the subadvisor for certain series of the Registrant.

The list of officers and directors of Cornerstone Holdings, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Cornerstone Holdings (SEC File No: 801-69663).

CUSHING ASSET MANAGEMENT, LP
Cushing Asset Management, LP ("Cushing") acts as the subadvisor for certain series of the Registrant.

The list of officers and directors of Cushing, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Cushing (SEC File No: 801-63255).

MACKAY SHIELDS
MacKay Shields LLC ("MacKay Shields") acts as the subadvisor for certain series of the Registrant.

The list of officers and directors of MacKay Shields, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by MacKay Shields (SEC File No: 801-5594).

ITEM 32. PRINCIPAL UNDERWRITERS

a.	Inapplicable
b.	Inapplicable
c.	Inapplicable

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.

Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of New York Life Insurance Company, 51 Madison Avenue, New York, NY 10010; New York Life Investment Management LLC, 169 Lackawanna Avenue, Parsippany, NJ 07054; Candriam France S.A.S., Rue Washington 40, Paris, F-75008; Cornerstone Capital Management Holdings LLC, 1180 Avenue of the Americas, New York, NY 10036; Cushing Asset Management, LP, 8117 Preston Road, Suite 440, Dallas, TX 75225; and MacKay Shields LLC, 1345 Avenue of the Americas, New York, NY 10105; and NYL Investors LLC, 51 Madison Avenue, New York, NY 10010. Records relating to the duties of the custodian for each series of MainStay Funds Trust are maintained by State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111-2900. Records relating to the duties of the transfer agent of MainStay Funds Trust are maintained by Boston Financial Data Services, 2000 Crown Colony Drive, Quincy, MA 02169.

ITEM 34. MANAGEMENT SERVICES.

Inapplicable.

ITEM 35. UNDERTAKINGS.

Inapplicable.

C-7

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 81 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Parsippany in the State of New Jersey, on the 26th day of May, 2015.

MAINSTAY FUNDS TRUST

By:      /s/ Stephen P. Fisher

           Stephen P. Fisher

           President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 81 to the Registration Statement has been signed below by the following persons in the capacities indicated on May 26, 2015.

SIGNATURE	TITLE

/s/ Stephen P. Fisher	President and Principal Executive Officer
Stephen P. Fisher

/s/ Peter Meenan*	Trustee and Chairman of the Board
Peter Meenan

/s/ Susan B. Kerley*	Trustee
Susan B. Kerley

/s/ John Y. Kim*	Trustee
John Y. Kim

/s/ Alan R. Latshaw*	Trustee
Alan R. Latshaw

/s/ Richard H. Nolan, Jr.*	Trustee
Richard H. Nolan, Jr.

/s/ Richard S. Trutanic*	Trustee
Richard S. Trutanic

/s/ Roman L. Weil*	Trustee
Roman L. Weil

/s/ John A. Weisser*	Trustee
John A. Weisser

/s/ Jack R. Benintende	Treasurer and Principal Financial
Jack R. Benintende	and Accounting Officer

*By: /s/ J. Kevin Gao
J. Kevin Gao
As Attorney-in-Fact

*    PURSUANT TO POWERS OF ATTORNEY PREVIOUSLY FILED